Supplemental Cash Flow Information - Changes in Non-cash Working Capital Items Related to Operating Activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Accounts receivable	$ (59,003)	$ (8,750)	$ (13,788)
Prepaid expenses and other assets	(2,884)	6,075	(6,139)
Accounts payable and accrued liabilities	46,266	35	(8,716)
Advances from (to) affiliate	67,620	(14,807)	17,347
Change in non-cash working capital items related to operating activities	$ 51,999	$ (17,447)	$ (11,296)